Non-Controlling Interests - Schedule of Material Non-Controlling Interests (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)					RM 400
(Loss)/Profit allocated to NCI (RM)					310,846
Total comprehensive (loss)/ income allocated to NCI (RM)			RM 311,459	$ 67,782	RM 310,846
ARB Lab [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)	RM 400				RM 400
(Loss)/Profit allocated to NCI (RM)
Total comprehensive (loss)/ income allocated to NCI (RM)
ARB WMS [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)
(Loss)/Profit allocated to NCI (RM)					(1,775)
Total comprehensive (loss)/ income allocated to NCI (RM)					RM (1,775)
ARB Distribution [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)
(Loss)/Profit allocated to NCI (RM)					312,621
Total comprehensive (loss)/ income allocated to NCI (RM)					RM 312,621